Patents	9 Months Ended
Sep. 30, 2024
Patents [Abstract]
PATENTS

NOTE 4 — PATENTS

Issued patents are recognized on the balance sheets net of accumulated amortization of $1,922,009 and $1,852,649 as of September 30, 2024 and December 31, 2023, respectively. Amortization expense for the patents included in these financial statements was $49,778, $121,571, $214,757 and $240,066 for the three and nine months ended September 30, 2024 and 2023, respectively. Future amortization expense for the patents over the next five years is anticipated to be approximately $148,000 per year.